NORTHSTAR FUNDS
                    Prospectus Supplement dated July 1, 1999
                        to Prospectus dated March 1, 1999

The Underwriter is sponsoring an incentive program for registered representatives of PrimeVest Financial Services, Inc. and Washington Square Securities, Inc. through December 31, 1999 in connection with the sale by its members of shares of the Northstar Mid-Cap Growth Fund. The Underwriter has agreed to provide such registered representatives with an additional 0.15% in sales commissions with respect to sales of all classes of the Northstar Mid-Cap Growth Fund that exceed $50,000.

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The disclosure on pages 22, 24 and 26 of the Northstar Funds Prospectus is hereby amended to reflect that:

Effective July 1, 1999, the sole portfolio manager for the Northstar High Total Return Fund II and Northstar High Total Return Fund will be Jeffrey Aurigemma. Mr. Aurigemma is also Portfolio Manager of the Northstar High Yield Fund, Northstar Balance Sheet Opportunities Fund and Northstar Galaxy Trust High Yield Bond Portfolio. Mr. Aurigemma has been with Northstar since October 1993. His biography appears on page 26 of the prospectus. Mr. Dial's biography, which also appears on page 26, is hereby deleted.

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This Supplement supercedes all preceding Supplements.


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                        NORTHSTAR HIGH YIELD INVESTMENTS
                    Prospectus Supplement dated July 1, 1999
                        to Prospectus dated March 1, 1999

The disclosure on pages 4 and 6 of the Northstar High Yield Investments Prospectus is hereby amended to reflect that:

Effective July 1, 1999, the Northstar High Total Return Fund II's sole portfolio manager will be Jeffrey Aurigemma. Mr. Aurigemma is also Portfolio Manager of the Northstar High Total Return Fund, Northstar High Yield Fund, Northstar Balance Sheet Opportunities Fund and Northstar Galaxy Trust High Yield Bond Portfolio. Mr. Aurigemma has been with Northstar since October 1993. His biography appears on page 6 of the prospectus. Mr. Dial's biography, which also appears on page 6, is hereby deleted.

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This Supplement supercedes all preceding Supplements.